Patents and other intangible assets (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
Schedule of Patents and Other Intangibles

	Patents	Other intangible assets	Total
	$	$	$
Cost
As at January 1, 2024	990,391	383,506	1,373,897
Additions	157,607	-	157,607
As at December 31, 2024	1,147,998	383,506	1,531,504

Accumulated amortization
As at January 1, 2024	(375,288)	(84,405)	(459,693)
Charge	(98,374)	(83,617)	(181,991)
As at December 31, 2024	(473,662)	(168,022)	(641,684)

Cost
As at January 1, 2025	1,147,998	383,506	1,531,504
Additions	43,064	-	43,064
As at June 30, 2025	1,191,062	383,506	1,574,568

Accumulated amortization
As at January 1, 2025	(473,662)	(168,022)	(641,684)
Charge	(43,187)	(24,732)	(67,919)
As at June 30, 2025	(516,849)	(192,754)	(709,603)

Net book value
As at December 31, 2024	674,336	215,484	889,820
As at June 30, 2025	674,212	190,752	864,964